Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hyundai Merchant Marine Co Ltd ("HMM")
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	16.00%	18.00%	19.00%
Petrobras
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	19.00%	19.00%	18.00%
CMA CGM
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	15.00%	17.00%	17.00%
CMTC
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage		18.00%	15.00%
M/T Aristotelis
Derivative Instruments Gain/ (Loss) [Line Items]
Sale of vessel expenses included in liabilities		$ 538